SHARE-BASED PAYMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
SHARE-BASED PAYMENTS
Summary of information related to common stock and preferred stock warrants

	Common	Weighted
	Stock	Average
	Warrants	Exercise Price
Outstanding - December 31, 2022	4,418,320	$8.37
Granted	2,327,446	3.98
Exercised	(802,140)	3.92
Forfeited	—	—
Outstanding - March 31, 2023	5,943,626	$7.75
Exercisable at December 31, 2022	4,281,956	$8.42
Exercisable at March 31, 2023	5,807,262	$7.78

	Common	Weighted
	Stock	Average
	Warrants	Exercise Price
Outstanding - December 31, 2020	9,146	$266
Granted	30,120	458
Conversion of preferred stock warrants upon IPO	516	766
Exercised	(3,869)	457
Forfeited	(112)	766
Outstanding - December 31, 2021	35,801	$412
Granted	6,032,700	5.61
Exercised	(1,650,181)	5.25
Forfeited	—	—
Outstanding - December 31, 2022	4,418,320	$8.37

Exercisable at December 31, 2021	35,801	$412
Exercisable at December 31, 2022	4,281,956	$8.42

Summary of information related to stock options under stock plan

		Weighted
		Average
	Options	Exercise Price
Outstanding - December 31, 2020	11,631	$234
Granted	27,320	415
Exercised	—	—
Forfeited	—	—
Outstanding - December 31, 2021	38,951	$362
Granted	—	—
Exercised	—	—
Forfeited	—	—
Outstanding - December 31, 2022	38,951	$362
Exercisable at December 31, 2021	31,646	$359
Exercisable at December 31, 2022	34,713	$405

Weighted average duration (years) to expiration of outstanding options at December 31, 2022	7.00

Schedule of assumptions utilized for option grants

	Year Ended
	December 31,
	2022	2021
Risk Free Interest Rate	n/a	0.34% - 0.85%
Expected Dividend Yield	n/a	0.00%
Expected Volatility	n/a	58.00%
Expected Life (years)	n/a	5.18